Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 142	$ (89,914)	$ 3,931	$ (106,961)	$ (125,934)	$ 119,040	$ (259,995)
Net income (loss) attributable to common stockholders	178	(89,688)	4,080	(106,415)	(125,187)	119,040	(259,995)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax effect of $5.4 million and $8.0 million for the three and nine months ended September 30, 2021	(18,255)	218	(28,164)	278	579	(11)	30
Interest rate swap gain, net of tax effect of $1.5 million and $2.5 million for the three and nine months ended September 30, 2020	0	4,338	0	4,926	4,165	(1,511)	(2,651)
Total other comprehensive income (loss)	(18,255)	4,556	(28,164)	5,204	4,744	(1,522)	(2,621)
Add: Net loss attributable to noncontrolling interest	36	226	149	546
Total comprehensive loss attributable to AppLovin	$ (18,077)	$ (85,132)	$ (24,084)	$ (101,211)	$ (120,443)	$ 117,518	$ (262,616)